S000010351 [Member] Expense Example - AB National Portfolio	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 374
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,236
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253	[1]
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	832
Expense Example, with Redemption, 10 Years	1,620
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	$ 664

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.